CENTURION COUNSEL MARKET NEUTRAL FUND
                      Portfolio Review
                   as of December 31, 2000


       Fund Highlights                 Top Ten Holdings-Long Positions

              12/31/99     12/31/00    El Paso Energy                1.5%
                                       Baxter International          1.3%
Net Assets:   $1,618,616  $1,533,421   Dow Jones Index, 12/01, 104 P 3.0%
                                       Entertainment Properties      2.5%
NAV Per Share:                         United Technologies           2.1%
   Class A:       $2.92     $4.03      Dow Jones Index, 12/02,116 P  2.0%
   Class B:       $2.86     $3.96      United Dominion REIT          1.8%
   Class C:       $2.86     $3.96      Johnson & Johnson, 01/01,105 C1.8%
   Class D:       $2.95     $4.10      NASDAQ 100, Jan 02, C         1.7%
                                       Qualcomm                      1.5%
Shares
Outstanding:     562,505    382,606    Top Holdings - Short Positions

         Top Ten Sectors               Arqule                        2.9%
                                       Quest Diagnostic              2.8%
US Governmental Bonds      20.0%       Filenet                       2.5%
Indexes                     6.8%       Blue Martini Software         2.0%
Industrial Products         5.5%       Viatel                        2.0%
Health                      5.2%       Versate                       1.4%
Real Estate                 4.1%       TheStreet                     1.1%
Consumer Products           3.1%
Industrial Services         2.4%
Consumer Services           1.8%
Natural Resources           1.5%
Retail                      0.7%


                            TOTAL RETURN
                      Through December 31, 2000
                (Since new management and investment
                 objectives - Janaury 1995)

                         Last    Since    Date of
              Quarter   Twelve  Change or   First
                        Months  First Sale  Sale

Class A: (1)   2.03%    38.01%     5.56%    01/07/97
Class B:       2.06%    38.46%     3.27%    01/07/97
Class C:       2.06%    38.46%     2.67%    12/31/94
Class D:       2.50%    38.98%     4.94%    12/06/96

(1)  Does not include commission load of 4.75% when purchased


TOTAL RETURN
Through December 31, 2000
(Since inception - January 1982)


                       Last
              Quarter Twelve Five  Ten   Since
                      Months Years Years Inception
                              (1)   (1)
Class A: (1)   2.03%  38.01%   *     *      5.56%
Class B:       2.06%  38.46%   *     *      3.27%
Class C:       2.06%  38.46% 3.48% -1.23%   4.57%
Class D:       2.50%  38.98%   *     *      4.94%


* Shares of this Class not available for the total period
(1) Does not include commission loan of 4.75% when purchased


             CENTURION COUNSEL MARKET NEUTRAL FUND
            365 S. Rancho Santa Fe Road, 3rd Floor
                    San Marcos, CA 92069


                       2000 Annual Report


2000 was a great year for the Centurion Counsel Market
Neutral Fund, in fact it was awarded the 2000 Lipper #1 Performance Ranking out of 247 funds in the Flexible
Portfolio classification.  The class C share were up
38.46% for the year 2000. Our short selling enabled us to take advantage of the excessive over valuations in the technology sector that has been present over the last several years. 2000 marked the third consecutive year that we have outperformed our true peer groups, the Market Neutral funds. Through the first two months of this year, the Centurion Market Neutral Fund is up 7.82%, while the S&P is down -3.83%.

We feel 2001 will be challenging year for the equity markets, but remain cautiously optimistic this year will continue to be a strong one for the fund.

We are now posting the daily price of the Centurion Counsel
Market Neutral Fund on our website. If you are interested, please go to:

www.centurioncounsel.com/products_funds.html.

Please note that we have moved our offices during the last year.
Our new address is:  365 S. Rancho Santa Fe Road, 3rd Floor,
San Marcos, CA 92069.  Our phone numbers are:
(760) 471-8536
(800) 878-8536


CENTURION COUNSEL MARKET NEUTRAL FUND, INC.




Jack K. Heilbron
Chief Investment Officer


TABLE OF CONTENTS

INDEPENDENT AUDITOR'S REPORT

FINANCIAL STATEMENTS:


    Statement of Assets and Liabilities

    Schedule of Investment Securities

    Covered Call Options Written

    Securities Sold Short

    Statement of Operations

    Statement of Changes in Net Assets

    Notes to Financial Statements


               INDEPENDENT AUDITOR'S REPORT

Board of Directors and Shareholders
Cneturion Counsel Market Neutral Fund
(formerly Centurion T.A.A. Fund, Inc.)

We have audited the accompanying statement of assets and liabilities of Centurion Counsel Market Neutral Fund, including the schedule of investment securities, covered all options written, and securities sold short as of December 31, 2000, and the related statement of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significate estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Centurion Counsel Market Neutral Fund as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/
February 8, 2001
Poway, California


      CENTURION COUNSEL MARKET NEUTRAL
  STATEMENT OF ASSETS AND LIABILITIES
               December 31, 2000


ASSETS

Investment in Securities, at value             $1,014,525
(identified cost $1,329,541

Cash and Deposits                                   22,426
Receivables:
 Dividends                                           1,885
 Interest                                               87
 Investment securities sold                         59,677
 Capital shares sold                                 2,000
 Margin Deposit for Securities Sold Short          786,668
                                                __________
   TOTAL ASSETS                                  1,887,268

LIABILITIES

Covered Call Options Written, at fair value,
(premiums received $39,040)                         22,613
Securities Sold Short, at market value,
(sales proceeds received $293,977)                 307,116
Payables:
 Accounts payable                                    6,606
 Investment securities purchased                    17,512
 Fund shares redeemed                                    0
                                                __________

   TOTAL LIABILITIES                            $  353,847


NET ASSETS                                      $1,533,421
                                                ==========

Class A:
Net asset value and offering price per share
($10,254 divided by 2,544 shares outstanding)       $ 4.03
Class B:
Net asset value and offering price per share
($570 divided by 144 shares outstanding)            $ 3.96
Class C:
Net asset value and offering price per share
($995,276 divided by 251,231 shares outstanding)    $ 3.96
Class D:
Net asset value and offering price per share
($527,321 divided by 128,687 shares outstanding)    $ 4.10


The accompanying notes are an integral part of the financial statements




            CENTURION COUNSEL MARKET NEUTRAL FUND
               SCHEDULE OF INVESTMENT SECURITIES
                        December 31, 2000


Shares                                      % of               Value
Principal                                     Net             (Note 1)
Amount          Description        Notes    Assets    Security   Sector

                    COMMON STOCK              29.5%


       Consumer Products                       0.4%
150    ANHEUSER BUSCH                                 $   6,825
1,000  TLC BEATRICE (TLC)                                   -
                                                                    6,825

       HEALTH                                  7.4%
300    AMGEN                                          $  19,144
250    BAXTER INTERNATIONAL                              20,312
100    EDWARDS LIFESCIENCES                               1,775
4000   EQUIDYNE                                          14,750
150    GUIDANT                                            8,091
150    KING PHARACEUTICALS                                7,753
250    MEDTRONIC                                         15,094
200    NEOPHARM                                           7,575
320    OXFORD HEALTH PLANS                               12,640
1000   SONIC INNOVATIONS                                  6,688
                                                                  113,821

       INDUSTRIAL PRODUCTS                      3.1%
180    APPLERA                                        $  16,931
600    CALLAWAY GOLF                                     11,175
20500  SOUTHERN ENERGY HOMES                             19,219
                                                                   47,325

       INDEXES                                  1.1%
280    NASDAQ 100                                     $  16,310
                                                                   16,310

       INDUSTRIAL SERVICES                      4.2%
2140   OCTEL                                          $  24,610
120    SMITH INTERNATIONAL           (b)                  8,948
1000   STOLT OFFSHORE                                    11,000
1200   TITAN CORP                                        19,500
                                                                   64,058

       NATURAL RESOURCES                        1.7%
325    EL PASO ENERGY                                 $  23,278
800    PAN AMERICAN SILVER           (b)                  2,100
                                                                   25,378

       REAL ESTATE INVESTMENT TRUST             4.4%
3500   ENTERTAINMENT PROPERTIES TRUST                 $  38,719
2600   UNITED DOMINION REALTY                            28,113
                                                                   66,831

       TECHNOLOGY                               7.3%
800    CITRIX SYSTEMS              (b)                $  18,000
1000   INTEL                                             30,250
1000   I 3 MOBILE                                         4,000
100    JDS UNIPHASE                                       4,169
100    NEWPORT                     (a)                    7,861
900    PEREGRINE SYSTEMS                                 17,775
290    QUALCOMM                                          23,834
1100   SEQUOIA SOFTWARE                                   2,097
100    SYCAMORE NETWORKS                                  3,725
                                                                  111,711
                                                                 ________

       TOTAL COMMON STOCKS (COST $598,246)                        452,259


       OPTIONS AND WARRANTS                   15.2%

       CONSUMER SERVICES                       0.1%
1000   US AIR JAN 40 Puts                             $   1,938
                                                                    1,938


       FINANCIAL SERVICES                      0.0%
4000   LEHMAN JAN (01) 12 1/2 Puts                     $     250
                                                                      250

       HEALTH                                  4.0%
1000   ENZO BIO JAN (01) 75 Calls                      $      63
1000   JOHNSON & JOHNSON JAN (02) 85 Calls (a)            27,438
400    ELI LILLY JAN (02) 60 Calls         (a)            15,175
1000   PFIZER JAN (02) 30 Calls            (a)            18,500
                                                                   61,175

       INDEXES                                 6.8%
7500   DOW JONES INDX DEC (01) 104 Puts    (a)        $  46,125
2500   DOW JONES INDX DEC (02) 116 Puts    (a)           31,125
2000   NASDAQ 100 JAN (02) 60 Calls        (a)           27,000
                                                                  104,250

       INDUSTRIAL PRODUCTS                     2.1%
1000   UNITED TECH JAN (02) 50 Calls       (a)        $  32,125
                                                                   32,125

       TECHNOLOGY                              2.2%
400    CISCO JAN (01) 50 Calls                        $   2,550
1000   GLIATECH MAR 5 Calls                 (a)             688
600    IBM JAN (02) 80 Calls                (a)          12,000
1000   INTEL JAN (03) 35 Puts               (a)          10,500
300    MICROSOFT JAN (02) 80 Calls                          469
200    QUALCOMM JAN (02) 105 Puts           (a)           7,238
                                                                   33,444
                                                                 ________
       TOTAL OPTIONS AND WARRANTS (COST $403,327)                 233,181

       FIXED INCOME                           21.5%

       MORTGAGE-BACKED SECURITIES              2.0%
14     FNMA, 6.5%, due 12/25/23                      $  14,039
17     FNMA, 6.75%, due 6/25/21                         16,826
                                                                   30,865

       U.S. GOVERNMENT OBLIGATIONS            19.4%
75     US TREASURY BILL, due 1/11/01                 $   74,888
75     US TREASURY BILL, due 2/08/01                     74,526
75     US TREASURY BILL, due 2/15/01                     74,442
75     US TREASURY BILL, due 2/22/01                     74,364
                                                                  298,220
                                                                _________

       TOTAL FIXED INCOME (COST $327,968)                         329,085



       TOTAL INVESTMENT IN SECURITIES       66.2%              $1,014,525

       COVERED CALL OPTION SECURITIES       -1.5%                 (22,613)

       SECURITIES SOLD SHORT               -20.0%                (307,116)

       NET INVESTMENT IN SECURITIES         44.7%                 684,796

       CASH                                  1.5%                  22,426

       MARGIN DEPOSIT ON SECURITIES SOLD
       SHORT                                51.3%                 786,668

       OTHER ASSETS LESS LIABILITES          2.6%                  39,531

              NET ASSETS                   100.0%              $1,533,421


(a)  Call options have been written against this position.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $73,621 and gross unrealized losses of $385,349.





            CENTURION COUNSEL MARKET NEUTRAL FUND
                    COVERED OPTIONS WRITTEN
                        December 31, 2000


Shares                                      % of               Value
Principal                                     Net             (Note 1)
Amount          Description        Notes    Assets    Security   Sector

         HEALTH                            -0.4%
(1000)  JOHNSON & JOHNSON Jan 105 Calls              $  (3,250)
(400)   ELI LILLY Jul 90 Calls                          (2,050)
(1000)  PFIZER Jan 50 Calls                               (313)
                                                                 (5,613)

         INDEXES                           -0.6%
(5000)  DOW JONES, Jan 102 Puts                       $  (2,750)
(2500)  DOW JONES, Jan 104 Puts                          (2,750)
(2500)  DOW JONES, Feb 100 Puts                          (2,750)
(500)   NASDAQ, Jan 79 Calls                                (63)
                                                                 (8,313)
        INDUSTRIAL PRODUCTS                -0.1%
(1000)  UNITED TECH Jan 80 Calls                      $  (2,000)
                                                                 (2,000)


         TECHNOLOGY                        -0.4%
(1000)   GLIATECH Jan 7 1/2 Calls                     $    (250)
(600)    IBM Jan 90 Calls                                (2,024)
(1000)   INTEL Jan (03) 70 Calls                         (2,813)
(100)    NEWPORT Jan 75 Calls                            (1,412)
(200)    QUALCOM Jan 105 Calls                             (186)
                                                                 (6,687)

         TOTAL                             -1.5%              $ (22,613)




            CENTURION COUNSEL MARKET NEUTRAL FUND
                      SECURITIES SOLD SHORT
                        December 31, 2000


Shares                                      % of               Value
Principal                                     Net             (Note 1)
Amount          Description        Notes    Assets    Security   Sector

         HEALTH                              -2.9%
(1400)   ARGUILE                                      $  (44,800)
                                                                  $  (44,800)



         TECHNOLOGY                         -17.1%
(2350)   BLUE MARTINI SOFTWARE                        $  (31,137)
(1400)   FILENET                                         (38,150)
(1150)   GREEN MOUNTAIN COFFEE                           (57,500)
(7000)   P-COM                                           (21,438)
(300)    QUEST DIAGNOSTIC                                (42,600)
(6100)   THESTREET.COM                                   (17,537)
(2500)   VERSATA                                         (22,344)
(8500)   VIATEL                                          (31,610)
                                                                     (262,316)

         TOTAL                              -20.0%                  $(307,116)







            CENTURION COUNSEL MARKET NEUTRAL FUND

                     STATEMENT OF OPERATIONS
                  For the Year Ended December 31, 2000


INVESTMENT INCOME

Dividends                                        $  15,200
Interest                                            39,365

   Total investment income                       $  54,565


EXPENSES

Investment advisory fees              $  14,555
Distribution expenses                    10,223
Registration and filing fees              4,007
Fund accounting fees                     24,993
Custodian fees and expenses               5,294
Audit fees and expenses                   5,808
Directors' fees and expenses              2,728
Transfer agent fees                       1,406
Insurance                                 2,018
Other expenses                            2,538

  Total Expenses                                  73,570

Fees and Expenses Absorbed by
Investment Advisor                               (18,734)

  Net Expenses                                    54,836

  Net investment income (loss)                      (271)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT SECURITIES

Net realized gain from investments               424,943
Change in unrealized depreciation on
investments for the year                          47,042

Net realized and unrealized gain from
investments                                      471,985

Net Increase in net assets resulting
from operations                                 $471,714


The accompanying notes are an integral part of the financial statements






            CENTURION COUNSEL MARKET NEUTRAL FUND
             STATEMETNS OF CHANGES IN NET ASSETS
        FOR THE YEAR ENDED DECEMBER 31, 2000 AND 1999




                                          2000              1999



INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:

Net investment income (loss)             $     (271)   $   (15,314)
Net realized gain (loss) on investments     424,943       (293,443)
Net change in unrealized depreciation on
investments                                  47,042        245,658
                                         __________    ___________

  Net increase (decrease) in net assets
  resulting from operations                 471,714        (63,099)


CAPITAL SHARE TRANSACTION: (NOTE 5)
Increase from capital shares sold           134,448         27,911
Decrease from capital shares redeemed      (691,357)    (3,280,556)
                                         ___________    ___________
Net decrease from capital
share transactions                         (556,909)    (3,252,645)
                                         ___________    ___________

Total decrease in net assets                (85,195)    (3,315,744)

NET ASSETS
Beginning of year                         1,618,616     4,934,360

End of year (includes no undistributed
investment income)                        $1,533,421    $1,618,616
                                          ==========    ==========






NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

	At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

	At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc.
from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Market Neutral Fund Class A shares, Class B shares, Class C shares, and Class D shares, respectively.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last quoted sales price on that exchange where such securities are primarily traded. Securities traded in the over-the-counter market are valued at the last sales price. Over-the-counter and listed securities that have not been traded on a certain day are valued at the average between the last bid and asked price. If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's Board of Directors. Debt securities
are valued in accordance with the procedures above.   Short-term
securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less, or at market value if maturity is greater than 60 days.


Security Transactions and Related Investment Income:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal
Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.
 The Fund currently has a capital loss carryforwards totaling $558,523, which begin to expire in 2003.

Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At December 31, 2000, the Fund had cash on deposit at one financial institution of $22,427. Thus, all cash amounts over the maximum Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. NET ASSETS

At December 31, 2000, net assets consisted of:

Net proceeds from capital stock	                       $ 2,813,366
Unrealized depreciation of securities	                    (328,155)
Unrealized depreciation of covered call options written         16,427
Excess distributions over accumulated net income	        (365,103)
Undistributed net realized loss from security transactions	  (603,114)

                                                           $ 1,533,421

NOTE 3. OPTIONS WRITTEN

As of December 31, 2000, portfolio securities valued at $235,775 were held by the custodian in connection with covered call options written by the Fund. Transactions in options written during the year ended
December 31, 2000 were as follows:

                                           Number of       Premiums
                                           Contracts       Received

Options outstanding at December 31, 1999        168      $   97,684
Options written                               1,440         462,060
Options terminated in closing purchases        (554)       (313,300)
Options expired                                (886)       (207,404)

Options outstanding at December 31, 2000        168      $   39,040

NOTE 4. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next
$200 million, 0.75% on the next $200 million, 0.60% on the next $200
million and 0.50% on amounts over $1 billion.   These fees are computed
daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the year ended December 31, 2000 Centurion earned investment management fees of $14,555 and it waived $14,555 of the advisory fee.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the year ended December 31, 2000, no shares of Class A shares were sold. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.


Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 2000, no shares were sold and there were no redemptions of Class B shares, accordingly, CISI did not collect any CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the year ended December 31, 2000, CISI received servicing and distribution fees from the Fund of $7,641.

CISI also executes some of the Fund's portfolio transactions.
During the year ended December 31, 2000, CISI received commissions of $73,969 from the Fund for this service.


Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the year ended December 31, 2000, CGI waived the total transfer agent fee earned of $1,406.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the year ended
December 3, 2000, CGI received accounting fees of $15,277 from the Fund, and, it waived $2,773 of the accounting fee.


The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) were $2,653,451 and $3,087,084, respectively. Net gain on investments for the year ended December 31, 2000 was $471,985.
That amount represents the net increase in value of investments held during the year. The components are as follows:

              		   Realized   	   Unrealized           Net
	Long Position	$    239,683	$    (212,173)    $    27,510
	Covered Calls
        Written               27,561          133,984         161,545
	Short Position       157,699          125,231         282,930
		        $    424,943    $      47,042     $   471,985

As of December 31, 2000, the unrealized depreciation on investments consists of gross unrealized gains of $73,621 and gross unrealized losses of $385,349.




NOTE 6. CAPITAL SHARE TRANSACTIONS

As of December 31, 2000, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the year ended December 31, 2000 and year ended December 31, 1999 were as follows:

	                        2000                         1999
                       Shares          Amount        Shares         Amount
Class A shares:
  Shares sold	         -             $   -	       -            $   -
  Shares issued in
  reinvestment of
  dividends              -                 -           -                -
                         -                 -           -                -
Shares redeemed          -                 -           -                -

   Net increase          -             $   -           -            $   -

Class B shares:
Shares sold              -             $   -           -            $   -
Shares issued in
   reinvestment
   of dividends          -                 -           -                -
                         -                 -           -                -
Shares redeemed          -                 -           -                -

   Net increase	         -            $    -           -            $   -

Class C shares:
  Shares sold              0                0           467        $    1,400
Shares issued in
   reinvestment
   of dividends	        -                   -            -                -
                           0                 0           467             1,400
Shares redeemed    (189,124)          (594,698)	    (951,883)       (2,852,263)

  Net decrease   $ (189,124)      $   (594,698)   $ (951,416)     $ (2,850,863)

Class D shares:
Shares sold          35,411       $    134,448    $    8,575      $     26,511
Shares issued in
   reinvestment
   of dividends	         -                -              0                 0
                     35,411            134,448          8,575            26,511

Shares redeemed	  (26,176)           (96,659)      (137,905)         (428,284)

   Net decrease  $    9,235    $        37,789    $ (129,330)      $   (401,773)


NOTE 7. PER SHARE INFORMATION

Selected data for each share of capital stock outstanding throughout the period is as follows:

                                          Class A
                                          Shares

Per Share Operating Performance:           2000   1999     1998   1997(c)
"Net asset value, beginning of period"    $2.92   $3.04    $3.35  $3.65


INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                   -      -       0.02    -
Net gains  (losses) on investments
(both realized and unrealized)(d)          1.11   -0.12    -0.33  -0.30

Total From Investment Operation            1.11   -0.12    -0.31  -0.30

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income         -      -         -     -
Distributions from capital gains	         -      -         -     -

al Distributions                             -      -         -     -

Net asset value, end of period           $4.03   $2.94    $3.04   $3.35

TOTAL RETURN (e)                         21.35% -3.95%   -8.28%  -8.47%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                          $ 10      $  7    $   8   $  8
Ratios to net assets
Expenses, before waiver of fees         4.61%   4.05%    3.47%    2.38%
Expenses, after waiver of fees          3.32%   2.87%    3.47%    2.15%
Net investment income                  -0.02%  -3.45%    0.67%    0.64%
Portfolio Turnover Rate	              532.12% 447.63%  522.88%  234.67%
Number of Shares Outstanding
	at End of Period (000 Omitted)     3      3        3          3




                                      Class B
                                      Shares

Per Share Operating Performance:	  2000    1999    1998     1997(c)

"Net asset value, beginning of period"   $2.86   $3.00  $3.33  $3.65

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                  -  -0.02  -0.01       -
Net gains  (losses) on investments
(both realized and unrealized)(d)         1.10  -0.12  -0.32   -0.32

Total From Investment Operation           1.10  -0.14  -0.33   -0.32

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income        -     -      -       -
Distributions from capital gains	        -     -      -       -

Total Distributions                         -     -      -       -

Net asset value, end of period           $3.96  $2.86   $3.00  $3.33

TOTAL RETURN (e)                         38.46%-4.67%  -9.91% -4.39%
RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                           $  1  $  -     $   1   $  1
Ratios to net assets
Expenses, before waiver of fees          5.34% 4.72%    4.14%    2.84%
Expenses, after waiver of fees           4.05% 3.54%    4.14%    2.60%
Net investment income                   -0.02%-4.12%    0.04%    0.19%
Portfolio Turnover Rate	               532.12%447.63%  522.88% 234.67%
Number of Shares Outstanding
	at End of Period (000 Omitted)     -       -        -       -


                                         Class C Shares (a)


Per Share Operating Performance:	      2000     1999   1998

"Net asset value, beginning of period"	$2.86     $2.99  $3.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                -       -0.02  -0.01
Net gains  (losses) on investments
(both realized and unrealized) (d)	 1.10     -0.11  -0.33

Total From Investment Operation          1.10     -0.13  -0.34

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income        -         -     -
Distributions from capital gains            -         -     -

Total Distributions                         -         -     -
"Net asset value, end of period           $3.96     $2.86   $2.99

TOTAL RETURN (e)                          38.46%    -4.35% -10.25%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                           $  995     $1,259  $4,166
Ratios to net assets
Expenses, before waiver of fees            5.35%     4.80%   3.34%
Expenses, after waiver of fees             4.07%     3.62%   3.34%
Net investment income                     -0.02%     4.20%  33.00%
Portfolio Turnover Rate	                 532.12%   447.63% 522.88%
Number of Shares Outstanding
At End of Period (000 Omitted)              251      440    1,392


                                       Class C Shares (a)


Per Share Operating Performance:	      1997      1996

"Net asset value, beginning of period"	$3.51     $3.34

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                -0.01     -0.03
Net gains  (losses) on investments
(both realized and unrealized) (d)	      -0.17      0.20

Total From Investment Operation           -0.18      0.17

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income        -         -
Distributions from capital gains            -         -

Total Distributions                         -         -
"Net asset value, end of period           $3.33    $3.51

TOTAL RETURN (e)                          -5.13%    5.16%

RATIOS AND SUPPLEMENTAL DATA
"Net Assets, End of Period
($000 Omitted)                           $7,288   $7,855
Ratios to net assets
Expenses, before waiver of fees            3.14%   3.54%
Expenses, after waiver of fees             2.91%   3.54%
Net investment income                     -0.11%  -0.43%
Portfolio Turnover Rate	                 234.67% 129.20%
Number of Shares Outstanding
At End of Period (000 Omitted)            2,191   2,241



                                                Class D
                                                Shares

Per Share Operating Performance:           2000      1999    1998

Net asset value, beginning of period      $2.95    $3.05   $3.36

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                  -       0.01    0.02
Net gains  (losses) on investments
(both realized and unrealized) (d)         1.15    -0.11   -0.33

Total From Investment Operation            1.15    -0.10   -0.31

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income         -        -       -
Distributions from capital gains             -        -       -

Total Distributions                          -        -       -

Net asset value, end of period            $4.10    $2.95   $3.05

TOTAL RETURN (e)                          38.98%   -3.28   -8.09%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted) $  527    $352    $760
Ratios to net assets
Expenses, before waiver of fees            4.35%   3.80%  2.96%
Expenses, after waiver of fees             3.07%   2.62%  2.96%
Net investment income                     -0.02%  -3.20%  0.85%
Portfolio Turnover Rate	                 532.20% 447.63% 522.38%
Number of Shares Outstanding
at End of Period (000 Omitted)       129     119    249


                                               Class D
                                                Shares

Per Share Operating Performance:           1997    1996 (b)

Net asset value, beginning of period       $ 3.51  $ 3.46

INCOME FROM INVESTMENT OPERATIONS
Net investment income  (d)                   0.01       -
Net gains  (losses) on investments
(both realized and unrealized) (d)          -0.16    0.05

Total From Investment Operation             -0.15    0.05

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income         -        -
Distributions from capital gains             -        -

Total Distributions                          -        -

Net asset value, end of period             $ 3.36  $ 3.51

TOTAL RETURN (e)                            -4.27%  5.16%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  ($000 Omitted) $  972  $ 1,839
Ratios to net assets
Expenses, before waiver of fees            2.20%   2.13%
Expenses, after waiver of fees             1.97%   2.13%
Net investment income                      0.82%   0.00%
Portfolio Turnover Rate	                 234.67% 129.20%
Number of Shares Outstanding
at End of Period (000 Omitted)            290      524


(a) All capital shares issued and outstanding as of November 6, 1996 were reclassified as Class C Shares
(b)   For the period December 9, 1996 (effective date) to December 31, 1996.
(c)   For the period January 7, 1997 (first sale date) to December 31, 1997.
(d) Allocated between Net Investment Income and Net Gains or (Losses) on Securities based on monthly weighted average shares outstanding.
(e) Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.